Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Income tax expense				$ 11		$ (20)
Net deferred tax assets, valuation allowance					55,714	38,407
Valuation allowance increased					17,300
Net operating loss carryforwards for federal					127,300
Net operating loss carryforwards for state income tax					106,700
Federal net operating losses carryforwards subject to expire					$ 111,500
Percentage of change in cumulative ownership					50.00%
Unrecognized tax benefit						53,153	$ 1,335
Unrecognized Tax Benefit [Member]
Income Taxes (Details) [Line Items]
Unrecognized tax benefit					$ 53,100	$ 0